Financial instruments and risk management - Schedule of net borrowings interest rate profile (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 15,541	£ 14,137	£ 12,109
Net borrowings interest rate	100.00%	100.00%
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 11,961	£ 11,070
Net borrowings interest rate	77.00%	78.00%
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 3,225	£ 2,612
Net borrowings interest rate	21.00%	19.00%
Impact of financial derivatives and fair value adjustments
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ (93)	£ (20)
Net borrowings interest rate	(1.00%)	0.00%
Lease liabilities
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 448	£ 475
Net borrowings interest rate	3.00%	3.00%